Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 12 — Commitments and Contingencies

The Company has entered into a lease arrangement for its office facility.

The components of lease expense were as follows:

	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Operating lease cost	$294,807	$299,721	$304,824	$38,832
Finance lease cost:
Interest on lease obligations	66	-	-	-

Total lease cost	$294,873	$299,721	$304,824	$38,832

The ownership of the finance leased asset was transferred at the end of the lease term in May 2020 under the lease arrangement. Under the legacy lease accounting guidance, the finance leased asset (formerly called “capital lease asset) should be amortized on a straight-line basis over its estimated useful life that would be assigned if the asset was owned. Management estimated that the useful life of the finance leased asset was 3 years under the Company’s property and equipment policy. The finance leased asset was fully amortized at the end of January 2019 and prior to the adoption of the ASC Topic 842. In June 2020, the finance leased asset was sold to a third party with sales proceed in an amount of HKD 10,000.

Our lessor granted us a COVID-19 relief by providing us a monthly lease concession from HKD 32,241 (US$4,147) to HKD 24,620 (US$3,167) until February 28, 2022. Consistent with updated guidance from the FASB in April 2020, the Company has elected to not to treat the lease concessions related to COVID-19 pandemic as lease modifications under the current lease guidance and accounted for the concession as the resolution of a contingency. The recognition of rent concessions did not have a material impact on the Company’s consolidated financial statements for the year ended March 31, 2022.

Supplemental balance sheet information related to leases was as follows:

	As of March 31
	2022	2023
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$556,021	$272,561	$34,722

Current operating lease obligation	283,460	272,561	34,722
Noncurrent operating lease obligation	272,561	-	-
Total operating lease obligation	$556,021	$272,561	$34,722

Weighted average remaining lease term (in years):
Operating lease	1.9	0.92

Weighted average discount rate:
Operating lease	5.0%	5.0%

Supplemental cash flow and other information related to the leases was as follows:

	For the years ended March 31
	2021	2022	2023
	HKD	HKD	HKD	US$
Cash paid for amounts included in the measurement of lease obligations:
Operating cash flows from operating lease obligation	295,445	296,226	304,824	38,832
Financing cash flows from finance lease obligation	14,494	-	-	-

Right of use assets obtained in exchange for lease obligation:
Operating lease	-	579,011	-	-

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of March 31, 2023 was as follows:

Years ending March 31	Amount (HKD)	Amount (US$)
2024	$279,422	$35,596
2025	-	-
Total future lease payments	279,422	35,596
Amount representing interest	(6,861)	(874)
Present value of future payments	$272,561	$34,722

Total operating lease expense for the Company’s office facility for the years ended March 31, 2023, 2022 and 2021 was HKD 304,824 (US$38,832), HKD 299,721 and HKD 294,807, respectively.

Contingencies

In the ordinary course of business, the Company may be subject to certain legal proceedings, claims, and disputes that arise from the business operations. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

As of March 31, 2023, the Company had no outstanding lawsuits nor claims.